Finance Income and Expenses - Summary of Finance Income and Expenses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest expenses and other finance expenses:
Interest expenses and other costs relating to bonds	€ (1,012)	€ (1,100)	€ (1,162)
Interest expenses to banks	(72)	(113)	(117)
Interest expenses to others	(204)	(250)	(246)
Total interest expenses	(1,288)	(1,463)	(1,525)
Commissions	(70)	(91)	(95)
Miscellaneous finance expenses	(232)	(256)	(221)
Total other finance expenses	(302)	(347)	(316)
Interest income and other finance income:
Interest income	52	129	151
Income from financial receivables recorded in non-current assets	0	0	0
Income from securities other than investments, recorded in non-current assets	0	0	0
Income from securities other than investments, recorded in current assets	11	14	16
Miscellaneous finance income	61	26	37
Total interest income and other finance income	124	169	204
Total net interest / financial charges	(1,466)	(1,641)	(1,637)
Other components of financial income and expense:
Net exchange gains and losses	(1)	23	246
Net result from derivatives	114	132	114
Net fair value adjustment to fair value hedge derivatives and underlying	(3)	8
Net fair value adjustments to non-hedging derivatives	8	(17)	370
Total other components	118	146	730
Total net financial income (expenses)	(1,348)	(1,495)	(907)
of which, included in the supplementary disclosure on financial instruments	€ (1,161)	€ (1,306)	€ (916)